Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Future minimum lease payments receivable		$ 2,428,809	$ 2,487,365
Residual value of containers		47,076	47,686
Less: unearned income		(687,452)	(713,736)
Net investment in finance leases	[1]	1,788,433	1,821,315
Less: Allowance for credit losses		(925)	(1,279)
Net investment in finance leases, net	[2]	1,787,508	1,820,036
Amounts due within one year		130,381	130,913
Amounts due beyond one year		$ 1,657,127	$ 1,689,123

[1]	One major customer represented 81.1% and 80.8% of the Company’s finance leases portfolio as of March 31, 2023 and December 31, 2022, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.
[2]	As of March 31, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,599,226 and $1,659,155, respectively, and was measured using Level 2 inputs.